Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Aug. 29, 2014
Inst | Fidelity Municipal Income 2019 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst_SupplementTextBlock	Supplement to the
Fidelity® Defined Maturity Funds
Institutional Class
August 29, 2014
Prospectus

On January 14, 2015, the Board of Trustees approved a plan of liquidation for Fidelity Municipal Income 2015 Fund. The fund is expected to liquidate on or about July 10, 2015. For shareholders in taxable accounts, any realized gains as a result of the liquidation may be subject to taxes.

The following information replaces similar information for Fidelity Municipal Income 2015 Fund found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Shareholder fees (fees paid directly from your investment)	None